Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2013
Redeemable Convertible Preferred Shares
Schedule of changes in the redeemable convertible preferred shares

As of December 31,
2011
RMB

Beginning balance	93,559
Add: Accretion of redemption feature	3,222
Less: Translation gain related to the preferred shares	(1,635)
Conversion of convertible redeemable preferred shares into ordinary shares	(95,146)
Ending balance	—